Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Long Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Long Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Long Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Long Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Long Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Long Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Long Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Long Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Long Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Long Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%